Derivative Instruments - Additional Information (Detail) $ in Millions								3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 05, 2023 USD ($)	Apr. 12, 2023 USD ($)	Oct. 12, 2022 USD ($)	Apr. 12, 2022 USD ($)	May 06, 2021 CAD ($)	Apr. 12, 2021 USD ($)	Feb. 10, 2021 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 12, 2023 CAD ($)	Jul. 05, 2023 CAD ($)	Apr. 12, 2023 CAD ($)	Oct. 12, 2022 CAD ($)	Apr. 12, 2022 CAD ($)	Apr. 12, 2021 CAD ($)
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Foreign currency forward contract gains (loss)	$ (1,200,000)	$ 6,400,000	$ 8,700,000	$ 3,200,000		$ 4,500,000						$ 3,354,899
Gain (loss) on foreign currency hedge contract, ineffective portion								$ 3,800,000	$ 9,500,000	$ 600,000	$ 11,800,000
Cash flow hedges reclassified to reduce interest expense								$ 2,600,000		$ 2,600,000		3,200,000
Foreign Currency Forward
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, notional amount							$ 95.0
Foreign Currency Forward, Notional Amount					$ 122.0									$ 137.7	$ 132.4	$ 134.4	$ 126.2	$ 122.0	$ 125.9
Foreign Currency Forward, Maturity Date	Apr. 12, 2024	Jul. 06, 2023	Oct. 12, 2023	Oct. 12, 2022	Apr. 12, 2022	Apr. 12, 2023	Apr. 12, 2021
Other income (expense)
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Gain (loss) on foreign currency hedge contract, ineffective portion												$ 9,500,000	$ 3,500,000